Commitments & Contingencies (Details) - item	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments & Contingencies
Maximum number of demands	3	3
Term of demand registration rights (in years)	5 years	5 years
Term of piggyback registration rights (in years)	7 years	7 years
Cash fees (as a percent)	3.50%	3.50%